Earnings Per Common Share (Tables)	6 Months Ended
Jun. 30, 2022
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The following is a reconciliation of the basic and diluted earnings per share computations (amounts in thousands, except per share amounts):

	June 30,
Six Months Ended	2022	2021
Net income for basic and diluted earnings per share	$56,876	$54,876

Common shares outstanding and common stock equivalents:
Weighted average shares basic	38,811	10,628
Effect of dilutive securities	16	279
Weighted average common shares - diluted	38,827	10,907

Income per share:
Basic	$1.47	$5.16
Diluted	$1.46	$5.03

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
The following is a summary of anti-dilutive equity awards not included in detailed earnings per share computations for the six months ended June 30, 2022 and 2021 (in thousands).

	June 30,
	2022	2021
Anti-dilutive equity awards	844	105